Shareholder Report, Line Graph (Details) - USD ($)					8 Months Ended	10 Months Ended	12 Months Ended		13 Months Ended	20 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	32 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended	44 Months Ended	46 Months Ended	48 Months Ended	49 Months Ended	56 Months Ended	58 Months Ended	60 Months Ended	61 Months Ended	68 Months Ended	70 Months Ended	72 Months Ended	80 Months Ended	82 Months Ended	84 Months Ended	92 Months Ended	94 Months Ended	96 Months Ended	104 Months Ended	106 Months Ended	108 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Nov. 30, 2015	Nov. 30, 2017	Nov. 30, 2017	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2021	Nov. 30, 2018	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2022	Nov. 30, 2019	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2023	Nov. 30, 2020	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2024	Nov. 30, 2021	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2025	Nov. 30, 2022	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2023	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2025
American Funds® Developing World Growth and Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Developing World Growth and Income Fund — Class A (with sales charge)
Accumulated Value				$ 9,425				$ 9,938				$ 12,335				$ 11,193				$ 12,563				$ 14,103				$ 14,970			$ 11,645			$ 12,318			$ 13,406	$ 17,462
American Funds® Developing World Growth and Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Developing World Growth and Income Fund — Class C (with sales charge)
Accumulated Value				10,000				10,455				12,865				11,590				12,901				14,382				15,153			11,686			12,275			13,359	17,401
American Funds® Developing World Growth and Income Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Developing World Growth and Income Fund — Class T (with sales charge)
Accumulated Value		$ 9,754			$ 10,908					$ 9,920				$ 11,162				$ 12,565				$ 13,369				$ 10,418			$ 11,064			$ 12,059			$ 15,750
American Funds® Developing World Growth and Income Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Developing World Growth and Income Fund — Class F-1
Accumulated Value				10,000				10,540				13,075				11,873				13,328				14,966				15,890			12,367			13,090			14,252	18,583
American Funds® Developing World Growth and Income Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Developing World Growth and Income Fund — Class F-2
Accumulated Value				10,000				10,581				13,156				11,972				13,475				15,175				16,156			12,611			13,387			14,617	19,098
American Funds® Developing World Growth and Income Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Developing World Growth and Income Fund — Class F-3
Accumulated Value			$ 10,000			$ 11,772					$ 10,732				$ 12,082				$ 13,634				$ 14,529				$ 11,343			$ 12,054			$ 13,177			$ 17,251
American Funds® Developing World Growth and Income Fund Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Developing World Growth and Income Fund — Class 529-A (with sales charge)
Accumulated Value				9,645				10,170				12,602				11,443				12,827				14,410				15,291			11,881			12,567			13,677	17,817
American Funds® Developing World Growth and Income Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Developing World Growth and Income Fund — Class 529-C (with sales charge)
Accumulated Value				10,000				10,452				12,861				11,578				12,886				14,359				15,237			11,839			12,523			13,628	17,754
American Funds® Developing World Growth and Income Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Developing World Growth and Income Fund — Class 529-E
Accumulated Value				10,000				10,528				13,022				11,800				13,208				14,817				15,702			12,188			12,872			13,971	18,176
American Funds® Developing World Growth and Income Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Developing World Growth and Income Fund — Class 529-T (with sales charge)
Accumulated Value		9,754			10,906					9,912				11,148				12,542				13,340				10,390			11,027			12,013			15,695
American Funds® Developing World Growth and Income Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Developing World Growth and Income Fund — Class 529-F-1
Accumulated Value				10,000				10,564				13,124				11,931				13,416				15,093				16,058			12,509			13,282			14,478	18,907
American Funds® Developing World Growth and Income Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Developing World Growth and Income Fund — Class 529-F-2
Accumulated Value	$ 10,000								$ 11,896				$ 9,277				$ 9,858				$ 10,752				$ 14,061
American Funds® Developing World Growth and Income Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Developing World Growth and Income Fund — Class 529-F-3
Accumulated Value	10,000								11,906				9,289				9,875				10,776				14,100
American Funds® Developing World Growth and Income Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Developing World Growth and Income Fund — Class R-1
Accumulated Value				10,000				10,472				12,889				11,619				12,939				14,427				15,219			11,757			12,364			13,357	17,289
American Funds® Developing World Growth and Income Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Developing World Growth and Income Fund — Class R-2
Accumulated Value				10,000				10,463				12,882				11,612				12,940				14,438				15,223			11,761			12,360			13,360	17,299
American Funds® Developing World Growth and Income Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Developing World Growth and Income Fund — Class R-2E
Accumulated Value				10,000				10,520				12,970				11,731				13,106				14,661				15,502			12,008			12,668			13,728	17,822
American Funds® Developing World Growth and Income Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Developing World Growth and Income Fund — Class R-3
Accumulated Value				10,000				10,510				13,010				11,771				13,170				14,771				15,632			12,134			12,815			13,909	18,085
American Funds® Developing World Growth and Income Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Developing World Growth and Income Fund — Class R-4
Accumulated Value				10,000				10,556				13,087				11,890				13,339				14,997				15,930			12,389			13,134			14,296	18,646
American Funds® Developing World Growth and Income Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Developing World Growth and Income Fund — Class R-5E
Accumulated Value				10,000				10,565				13,146				11,962				13,447				15,153				16,128			12,565			13,348			14,558	19,025
American Funds® Developing World Growth and Income Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Developing World Growth and Income Fund — Class R-5
Accumulated Value				10,000				10,587				13,173				12,006				13,508				15,223				16,228			12,665			13,453			14,697	19,213
American Funds® Developing World Growth and Income Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Developing World Growth and Income Fund — Class R-6
Accumulated Value				10,000				10,593				13,187				12,013				13,538				15,264				16,267			12,712			13,509			14,766	19,314
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI Emerging Markets Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 11,847	$ 12,473		$ 10,847	$ 11,219	$ 10,770	$ 11,339	$ 14,407	$ 9,264	$ 11,554	$ 12,165	$ 13,097	$ 9,654	$ 13,683	$ 14,406	$ 14,050	$ 10,799	$ 14,051	$ 14,795	$ 16,639	$ 13,985	$ 11,602	$ 12,216	$ 17,088	$ 12,091	$ 12,730	$ 14,109	$ 13,525	$ 14,240	$ 14,703	$ 17,516	$ 18,442	$ 16,447	$ 21,300